Equity-Based Compensation - Equity-based compensation expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity-Based Compensation
Equity-based compensation expense	$ 39	$ 3	$ 3
Equity-based compensation expense after tax	31	$ 3	$ 3
Cost of revenue (excluding depreciation and amortization)
Equity-Based Compensation
Equity-based compensation expense	2
Sales and marketing
Equity-Based Compensation
Equity-based compensation expense	14
Technology and content
Equity-Based Compensation
Equity-based compensation expense	8
General and administrative
Equity-Based Compensation
Equity-based compensation expense	$ 15